ARMOR CORE RISK-MANAGED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Exchange-Traded Funds — 99.8%	Shares	Fair Value
Communication Services — 10.3%
State Street Communication Services Select Sector SPDR ETF	9,082	$ 1,012,280

Consumer Discretionary — 7.7%
State Street Consumer Discretionary Select Sector SPDR ETF	6,498	757,602

Consumer Staples — 12.6%
State Street Consumer Staples Select Sector SPDR ETF	14,554	1,236,798

Energy — 7.6%
State Street Energy Select Sector SPDR ETF	11,628	743,727

Financials — 8.2%
State Street Financial Select Sector SPDR ETF	13,946	804,824

Health Care — 11.2%
State Street Health Care Select Sector SPDR ETF	6,422	1,095,207

Industrials — 7.3%
State Street Industrial Select Sector SPDR ETF	4,066	712,079

Materials — 5.9%
State Street Materials Select Sector SPDR ETF	10,906	574,637

Real Estate — 9.9%
State Street Real Estate Select Sector SPDR ETF	22,078	973,861

Technology — 9.2%
State Street Technology Select Sector SPDR ETF	4,864	907,136

Utilities — 9.9%
State Street Utilities Select Sector SPDR ETF	22,914	967,658

Total Exchange-Traded Funds (Cost $9,550,680)		9,785,809

Total Investments — 99.8%
(Cost $9,550,680)		9,785,809

Other Assets in Excess of Liabilities — 0.2%		19,783

Total Net Assets — 100.0%		$ 9,805,592

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt